Income Taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal income tax benefit at statutory rate					$ (1,385,270)	$ (1,410,724)
Increase (decrease) in income taxes resulting from:
State and local income taxes					854,100	(598,095)
Change in deferred tax asset valuation allowance					519,338	1,994,482
Stock based compensation
Non-deductible expenses					11,833	14,337
Other
Income Tax Expense